Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2024	2023	2022	2024	2023	2022	2024	2023	2022
Semiconductors Segment
Secure chips	Upon delivery	10,937	30,044	23,198	-	-	-	10,937	30,044	23,198
Certificates	Upon issuance	39	14	-	5	-	-	44	14	-
Total Semiconductors Segment		10,976	30,058	23,198	5	-	-	10,981	30,058	23,198
Total Corporate Segment		-	-	-	-	-	-	-	-	-
Total Revenue		10,976	30,058	23,198	5	-	-	10,981	30,058	23,198

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2024	2023	2022
Semiconductors Segment
Europe, Middle East and Africa	1,839	9,985	6,777
North America	7,500	16,531	13,609
Asia Pacific	1,642	3,466	2,745
Latin America	-	76	67
Total Semiconductors Segment revenue	10,981	30,058	23,198
Total Corporate Segment revenue	-	-	-
Total net sales	10,981	30,058	23,198

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade accounts receivable
Trade accounts receivable – Semiconductors Segment	3,645	5,103
Total trade accounts receivable	3,645	5,103
Customer contract liabilities - current	83	125
Total customer contract liabilities	83	125
Deferred revenue
Deferred revenue – Semiconductors Segment	5	-
Total deferred revenue	5	-